Notes Payable (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2020 USD ($) RenewalOption	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Apr. 02, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jul. 31, 2018 USD ($)	May 31, 2017 USD ($)	Sep. 30, 2016 USD ($)
Maturities of Long-Term Borrowings [Abstract]
2020	$ 1,500	$ 2,000
2021	151,500	154,500
2022	19,200	10,996
2023	0	0
2024	0	0
2025	0	0
Long-term borrowings	172,200	167,496
MSR Financing Facility [Member]
Debt Instruments [Abstract]
Maximum borrowing amount	$ 100,000	0							$ 25,000
Debt instrument conversion term	3 years
Period of variable spread rate basis on interest rate swap	1 year
Debt instrument maturity date	Dec. 20, 2020
MSR Financing Facility [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Debt instrument term of variable rate	1 month
Fannie Mae MSR Financing Facility [Member]
Debt Instruments [Abstract]
Maximum borrowing amount				$ 200,000
Debt instrument term	24 months
Debt instrument committed line of credit				$ 100,000
Debt instrument term of additional extension	12 months
Maturities of Long-Term Borrowings [Abstract]
2020	$ 0	0
2021	84,000	97,000
2022	0	0
2023	0	0
2024	0	0
2025	0	0
Long-term borrowings	$ 84,000	97,000
Fannie Mae MSR Financing Facility [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Debt instrument term of variable rate	1 month
MSR Term Facility [Member]
Debt Instruments [Abstract]
Maximum borrowing amount								$ 20,000
Interest rate on loans payable								6.18%
Debt instrument, amortization period	10 years
Debt instrument maturity date	May 18, 2022
Term out feature of credit facility	1 year
Maturities of Long-Term Borrowings [Abstract]
2020	$ 1,500	2,000
2021	2,000	2,000
2022	10,996	10,996
2023	0	0
2024	0	0
2025	0	0
Long-term borrowings	14,496	14,996
Servicing Advances Revolver [Member]
Debt Instruments [Abstract]
Additional borrowing capacity			$ 10,000
Maturities of Long-Term Borrowings [Abstract]
2020	0
2021	0
2022	8,204
2023	0
2024	0
2025	0
Long-term borrowings	$ 8,204
MSR Revolver [Member]
Debt Instruments [Abstract]
Maximum borrowing amount					$ 100,000	$ 45,000	$ 25,000
Debt instrument term	364 days
Debt instrument, amortization period	24 months
Number of Borrowers option renewals | RenewalOption	2
Term out feature of credit facility	1 year
Additional borrowing capacity							$ 5,000
Maturities of Long-Term Borrowings [Abstract]
2020	$ 0	0
2021	65,500	55,500
2022	0	0
2023	0	0
2024	0	0
2025	0	0
Long-term borrowings	$ 65,500	$ 55,500
MSR Revolver [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Debt instrument term of variable rate	1 month